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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

S&S INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2008 (UNAUDITED)

                                                                      PRINCIPAL AMOUNT                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 95.0%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 23.1%
U.S. Treasury Bonds
4.50%                                     02/15/36                        $    2,530                         $    2,609
4.75%                                     02/15/37                            65,016                             69,782 (j)
U.S. Treasury Notes
3.63%                                     10/31/09 - 12/31/12                288,677                            303,528 (j)
4.25%                                     11/15/17                           131,398                            140,124 (j)
4.50%                                     11/15/10 - 05/15/17                  1,712                              1,854
4.63%                                     11/15/09 - 02/15/17                 24,735                             26,436 (j)
4.75%                                     08/15/17                            43,671                             48,294 (j)
                                                                                                                592,627

FEDERAL AGENCIES - 2.7%
Federal Home Loan Mortgage Corp.
4.13%                                     12/21/12                            28,105                             29,212
4.88%                                     02/09/10                            39,085                             40,929
                                                                                                                 70,141

AGENCY MORTGAGE BACKED - 34.1%
Federal Home Loan Mortgage Corp.
4.50%                                     06/01/33 - 02/01/35                  4,962                              4,787 (h)
5.00%                                     07/01/35 - 10/01/35                  5,925                              5,874 (h)
5.50%                                     05/01/20 - 05/01/36                 22,366                             22,567 (h)
6.00%                                     04/01/17 - 06/01/37                 22,460                             23,089 (h)
6.50%                                     01/01/27 - 08/01/36                  9,051                              9,414 (h)
7.00%                                     10/01/16 - 08/01/36                  3,442                              3,630 (h)
7.50%                                     11/01/09 - 09/01/33                    898                                943 (h)
8.00%                                     11/01/30                                15                                 16 (h)
8.50%                                     04/01/30 - 05/01/30                     44                                 49 (h)
9.00%                                     05/01/16 - 11/01/16                    209                                228 (h)
6.00%                                     TBA                                  8,815                              9,038 (c)
Federal National Mortgage Assoc.
4.00%                                     05/01/19 - 06/01/19                  4,696                              4,585 (h)
4.50%                                     05/01/18 - 02/01/35                 24,287                             23,928 (h)
5.00%                                     07/01/20 - 08/01/35                 20,644                             20,503 (h)
5.00%                                     07/01/35                             9,434                              9,580 (h,i)
5.10%                                     08/01/35                             6,207                              6,342 (h,i)
5.26%                                     04/01/37                             2,807                              2,862 (i)
5.44%                                     04/01/37                               205                                212 (i)
5.50%                                     01/01/14 - 04/01/38                 65,533                             66,418 (h)
5.52%                                     04/01/37                             2,418                              2,477 (i)
5.53%                                     04/01/37                             1,079                              1,106 (i)
5.56%                                     04/01/37                             2,793                              2,864 (i)
5.59%                                     04/01/37                             3,046                              3,129 (i)
5.62%                                     03/01/37 - 06/01/37                  4,516                              4,618 (i)
5.66%                                     05/01/37                             1,767                              1,814 (i)
5.68%                                     04/01/37                             2,294                              2,357 (i)
5.70%                                     04/01/37                             4,413                              4,532 (i)
5.71%                                     04/01/37                             4,839                              4,971 (i)
5.84%                                     06/01/37                             5,701                              5,846 (i)
6.00%                                     02/01/14 - 03/01/38                 79,266                             81,297 (h)
6.04%                                     10/01/37                             3,991                              4,113 (i)
6.50%                                     01/01/14 - 01/01/37                 36,144                             37,546 (h)
7.00%                                     08/01/13 - 06/01/36                 10,693                             11,313 (h)
7.50%                                     12/01/09 - 03/01/34                  3,377                              3,608 (h)
8.00%                                     12/01/11 - 11/01/33                  1,906                              2,050 (h)
8.50%                                     04/01/30 - 05/01/31                    252                                278 (h)
9.00%                                     02/01/09 - 12/01/22                  1,539                              1,663 (h)
5.00%                                     TBA                                124,231                            123,469 (c)
5.50%                                     TBA                                227,762                            229,711 (c)
6.00%                                     TBA                                 63,248                             64,790 (c)
6.50%                                     TBA                                    827                                856 (c)
Government National Mortgage Assoc.
4.50%                                     08/15/33 - 09/15/34                  8,881                              8,661 (h)
5.00%                                     08/15/33                             2,097                              2,104 (h)
5.13%                                     11/20/21 - 10/20/25                     20                                 20 (h,i)
5.63%                                     08/20/23 - 09/20/24                     19                                 19 (h,i)
6.00%                                     04/15/27 - 09/15/36                  5,211                              5,393 (h)
6.38%                                     05/20/21 - 04/20/24                     28                                 28 (h,i)
6.50%                                     04/15/19 - 09/15/36                  8,891                              9,283 (h)
7.00%                                     03/15/12 - 10/15/36                  5,053                              5,309 (h)
7.50%                                     11/15/22 - 10/15/33                    985                              1,054 (h)
8.00%                                     11/15/29 - 06/15/30                     16                                 17 (h)
8.50%                                     10/15/17                               676                                739 (h)
9.00%                                     11/15/16 - 12/15/21                  1,750                              1,895 (h)
5.50%                                     TBA                                 30,655                             31,220 (c)
                                                                                                                874,215

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.4%
Collateralized Mortgage Obligation Trust
(Class B)
2.40%                                     11/01/18                               320                                301 (d,f,h)
Federal Home Loan Mortgage
4.96%                                     08/01/35                            10,393                              8,058 (d,f)
Federal Home Loan Mortgage Corp.
4.50%                                     04/15/13 - 03/15/19                  9,649                                719 (d,g,h)
4.66%                                     09/15/36                                 -                                  - (d,g,i)
5.00%                                     04/15/14 - 08/01/35                 66,775                             13,465 (d,g,h)
5.50%                                     04/15/17 - 06/15/33                  6,440                              1,083 (d,g,h)
5.50%                                     04/15/26                             2,119                              2,178
6.76%                                     12/15/33                             1,970                              1,836 (h,i)
7.50%                                     01/15/16                               467                                486 (h)
7.50%                                     07/15/27                                75                                 16 (d,g,h)
8.00%                                     04/15/20                               223                                235 (h)
8.00%                                     02/01/23 - 07/01/24                    206                                 51 (d,g,h)
9.68%                                     06/15/33                             6,332                              6,872 (h,i)
11.64%                                    11/15/37                             5,834                              4,557 (d,f)
44.12%                                    09/25/43                            20,308                                127 (d,g,h)
Federal Home Loan Mortgage STRIPS
4.98%                                     08/01/27                                49                                 41 (d,f,h)
Federal National Mortgage Assoc.
3.85%                                     05/25/37 - 06/25/37                    149                                 14 (d,g,i)
4.00%                                     02/25/28                               197                                197 (h)
4.40%                                     10/25/29                             4,996                                442 (d,g,h,i)
4.50%                                     05/25/18                             1,820                                126 (d,g,h)
4.75%                                     11/25/14                               832                                 34 (d,g,h)
4.90%                                     05/25/18                             1,856                                206 (d,g,h,i)
5.00%                                     08/25/17 - 02/25/32                  2,196                                198 (d,g,h)
5.00%                                     09/25/42                            12,827                              1,688 (d,g,h,i)
5.00%                                     10/25/35                             1,757                              1,535
5.10%                                     08/25/16                             2,827                                188 (d,g,h,i)
5.50%                                     03/25/29 - 01/25/33                  9,752                              9,816
8.00%                                     07/25/14                               632                                638 (h)
36.54%                                    12/25/42                             3,646                                114 (d,g,h)
Federal National Mortgage Assoc.
(Class 1)
4.50%                                     09/01/35 - 01/01/36                 18,155                              4,024 (d,g)
4.90%                                     07/01/34                             6,904                              5,269 (d,f)
5.30%                                     11/01/34                             4,924                              3,907 (d,f,h)
Federal National Mortgage Assoc.
(Class 2)
5.00%                                     09/01/33                             5,870                              1,349 (d,g)
5.50%                                     12/01/33                             1,630                                348 (d,g)
Federal National Mortgage Assoc. REMIC
4.50%                                     11/25/13                             1,655                                 38 (d,g,h)
5.00%                                     10/25/22                             2,151                                286 (d,g,h)
10.89%                                    03/25/31                             4,430                              4,776 (h,i)
Federal National Mortgage Assoc. REMIC
(Class B)
3.52%                                     12/25/22                               223                                200 (d,f,h)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%                                  05/25/22                                 -                                  7 (d,g,h)
Federal National Mortgage Assoc. STRIPS
(Class 1)
5.02%                                     10/01/36                            32,724                             25,206 (d,f)
Federal National Mortgage Assoc. STRIPS
(Class 2)
5.00%                                     08/01/34                            42,296                             10,303 (d,g)
7.50%                                     11/01/23                               938                                279 (d,g,h)
8.00%                                     08/01/23 - 07/01/24                    452                                110 (d,g,h)
8.50%                                     03/01/17 - 07/25/22                    721                                160 (d,g,h)
9.00%                                     05/25/22                               229                                 60 (d,g,h)
Government National Mortgage Association.
1.04%                                     11/06/46                             7,922                                430 (d,g,h,l)
                                                                                                                111,973

ASSET BACKED - 5.4%
Accredited Mortgage Loan Trust (Class A)
2.90%                                     07/25/34                               809                                508 (h,i)
AESOP Funding II LLC (Class A)
2.66%                                     04/20/10                             3,000                              2,794 (b,h,i,l)
BA Credit Card Trust
2.82%                                     08/15/12                            10,000                              9,857 (h,i)
Bear Stearns Asset Backed Securities
Trust (Class A)
2.97%                                     01/25/34                               323                                290 (h,i)
Capital Auto Receivables Asset Trust
(Class A)
4.10%                                     01/15/10                             6,135                              6,074 (b,d,i)
Capital One Auto Finance Trust
2.82%                                     04/15/12                            20,000                             18,480 (h,i,l)
Capital One Auto Finance Trust (Class A)
2.92%                                     03/15/11                             1,422                              1,420 (h,i,l)
Capital One Master Trust (Class C)
6.70%                                     06/15/11                             2,344                              2,370 (b,h,l)
Capital One Multi-Asset Execution Trust
(Class A)
2.85%                                     03/16/15                             1,980                              1,897 (h,i)
Carmax Auto Owner Trust
4.35%                                     03/15/10                             2,514                              2,523 (h)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                     05/25/32                               388                                233 (h)
Citibank Credit Card Issuance Trust
4.45%                                     04/07/10                             3,078                              3,079 (h,l)
Countrywide Asset-Backed Certificates
3.12%                                     02/25/35                             6,959                              6,790 (h,i)
Countrywide Asset-Backed Certificates
(Class A)
2.87%                                     05/25/36                                20                                 20 (h,i)
2.97%                                     08/25/34                               118                                112 (h,i)
3.16%                                     08/25/32                               195                                177 (h,i)
3.26%                                     04/25/32                               119                                107 (h,i)
Discover Card Master Trust I (Class A)
2.85%                                     04/17/12                            25,700                             25,368 (h,i)
First Horizon Asset Back Trust (Class A)
2.82%                                     02/25/34                               701                                613 (h,i)
GSAA Trust
2.66%                                     10/25/36                             1,462                              1,298 (h,i)
3.00%                                     05/25/34                               578                                555 (h,i)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                     10/15/10                             2,503                              2,513 (h)
Indymac Residential Asset Backed Trust
(Class M)
4.60%                                     04/25/37                             1,018                                135 (h,i,l)
JP Morgan Mortgage Acquisition Corp.
2.75%                                     03/01/37                             4,300                              3,526 (h,i,l)
Long Beach Mortgage Loan Trust
2.76%                                     05/25/36                             2,000                              1,530 (h,i,l)
Mid-State Trust
7.54%                                     07/01/35                               852                                886 (h,l)
Option One Mortgage Loan Trust
2.73%                                     07/25/37                             5,000                              4,150 (h,i,l)
Peco Energy Transition Trust
6.52%                                     12/31/10                             2,219                              2,371 (h)
Residential Asset Mortgage Products, Inc.
2.84%                                     03/25/34                                78                                 75 (h,i)
Residential Asset Securities Corp.
3.10%                                     07/25/32                               423                                385 (h,i)
Residential Asset Securities Corp.
(Class A)
3.18%                                     06/25/33                               673                                587 (h,i)
3.24%                                     11/25/33                               724                                598 (h,i)
4.16%                                     07/25/30                               460                                459 (h)
SLM Student Loan Trust (Class A)
2.85%                                     06/15/18                               777                                765 (h,i)
Structured Asset Investment Loan Trust
2.83%                                     02/25/35                                96                                 95 (b,h,i)
Swift Master Auto Receivables Trust
(Class A)
2.92%                                     06/15/12                            15,000                             14,025 (h,i)
Triad Auto Receivables Owner Trust
(Class A)
3.00%                                     02/12/14                            11,000                             10,253 (h,i)
Washington Mutual Master Note Trust
2.85%                                     05/15/14                            10,000                              9,112 (b,i)
Wells Fargo Home Equity Trust
3.97%                                     05/25/34                               867                                834 (h)
                                                                                                                136,864

CORPORATE NOTES - 15.0%
Abbey National PLC
7.95%                                     10/26/29                             2,070                              2,288 (h)
AES Ironwood LLC
8.86%                                     11/30/25                             5,739                              6,226 (h)
American Electric Power Company, Inc.
(Series D)
5.25%                                     06/01/15                             2,155                              2,034 (h)
American International Group, Inc.
5.85%                                     01/16/18                             3,136                              3,037 (h)
American Railcar Industries, Inc.
7.50%                                     03/01/14                             1,105                                972 (h)
Amgen, Inc.
5.85%                                     06/01/17                             2,000                              2,002 (h)
Archer-Daniels-Midland Co.
6.45%                                     01/15/38                             3,140                              3,162 (h)
Arizona Public Service Co.
6.25%                                     08/01/16                             3,165                              3,049 (h)
BAC Capital Trust VI
5.63%                                     03/08/35                             3,200                              2,671 (h)
Banco Santander Chile
5.38%                                     12/09/14                             3,031                              2,956 (b,h)
Bank of America Corp.
8.00%                                     12/29/49                             3,129                              3,133 (h)
Bear Stearns Companies Inc.
5.85%                                     07/19/10                             2,050                              1,978 (h)
6.95%                                     08/10/12                             7,270                              7,274 (h)
BellSouth Corp.
4.20%                                     09/15/09                             2,890                              2,915 (h)
6.55%                                     06/15/34                             3,035                              2,944 (h)
Bertin LTDA
10.25%                                    10/05/16                             1,015                              1,033 (b,h)
Bristol-Myers Squibb Co.
5.88%                                     11/15/36                             2,145                              2,061 (h)
British Telecommunications PLC
8.63%                                     12/15/10                             1,260                              1,378 (h)
Cadbury Schweppes US Finance LLC
3.88%                                     10/01/08                             2,035                              2,031 (b,h)
Capital One Bank
6.50%                                     06/13/13                             1,325                              1,327 (h)
Cargill Inc.
5.20%                                     01/22/13                             4,532                              4,572 (b,h)
6.00%                                     11/27/17                             5,335                              5,381 (b,h)
Carolina Power & Light Co.
5.15%                                     04/01/15                             1,500                              1,527 (h)
5.70%                                     04/01/35                               815                                776 (h)
6.13%                                     09/15/33                             1,590                              1,603 (h)
Chubb Corp.
6.00%                                     05/11/37                             2,600                              2,339 (h)
Citigroup Capital
8.30%                                     12/21/57                             1,043                              1,026 (h)
Citigroup, Inc.
5.13%                                     02/14/11                             4,440                              4,459 (h)
Clarendon Alumina Production Ltd.
8.50%                                     11/16/21                             3,535                              3,570 (b,h)
COX Communications, Inc.
7.13%                                     10/01/12                             4,325                              4,573 (h)
7.75%                                     11/01/10                             2,410                              2,576 (h)
Credit Suisse
6.00%                                     02/15/18                             3,554                              3,545 (h)
CSX Transportation, Inc.
9.75%                                     06/15/20                             1,365                              1,640 (h)
CVS Caremark Corp.
5.75%                                     06/01/17                             4,353                              4,405
Daimler Finance North America LLC
4.05%                                     06/04/08                             2,000                              2,001 (h)
Diageo Capital PLC
5.20%                                     01/30/13                             2,074                              2,139 (h)
Dominion Resources, Inc. (Series B)
6.30%                                     09/30/66                             7,805                              7,024 (h)
Dover Corp.
6.50%                                     02/15/11                             1,930                              2,064 (h)
DP World Ltd.
6.85%                                     07/02/37                             2,200                              1,829 (b,h)
Duke Energy Carolinas LLC
5.38%                                     01/01/09                             1,065                              1,079 (h)
EI Du Pont de Nemours & Co.
4.88%                                     04/30/14                             2,080                              2,079 (h)
El Paso Electric Co.
6.00%                                     05/15/35                             1,660                              1,478 (h)
Empresa Energetica de Sergipe and
Sociedade Anonima de
Eletrificaao da Paraiba
10.50%                                    07/19/13                             1,104                              1,198 (b,h)
Galaxy Entertainment Finance Company Ltd.
9.88%                                     12/15/12                             1,055                              1,047 (h)
Globo Comunicacoe e Participacoes S.A.
7.25%                                     04/26/22                             1,610                              1,570 (b,h)
Goldman Sachs Group, Inc.
5.95%                                     01/18/18                             2,086                              2,058 (h)
6.60%                                     01/15/12                             8,340                              8,850 (h)
GTE Corp.
7.51%                                     04/01/09                             2,125                              2,196 (h)
Hewlett-Packard Co.
5.50%                                     03/01/18                             3,135                              3,199 (h)
Hexion US Finance Corp/Hexion Nova
Scotia Finance ULC
9.75%                                     11/15/14                             5,500                              5,899 (h)
HSBC Bank USA NA
4.63%                                     04/01/14                             1,815                              1,745 (h)
HSBC Capital Funding LP
4.61%                                     12/31/49                             3,400                              2,997 (b,h,l)
HSBC Capital Funding LP (Series 1)
9.55%                                     12/31/49                             3,380                              3,633 (b,h,l)
HSBC Finance Corp.
6.75%                                     05/15/11                             1,975                              2,093 (h)
HSBC Holdings PLC
6.50%                                     05/02/36                               625                                598 (h)
Hydro Quebec
8.50%                                     12/01/29                             1,455                              2,078 (h)
IIRSA Norte Finance Ltd.
8.75%                                     05/30/24                             3,005                              3,343 (b,h)
ING Capital Funding TR III
8.44%                                     12/29/49                             3,000                              2,950 (h)
ING Groep N.V.
5.78%                                     12/29/49                             3,330                              2,738 (h)
Intergen N.V.
9.00%                                     06/30/17                             3,617                              3,780 (b,h)
International Steel Group Inc.
6.50%                                     04/15/14                             2,700                              2,777 (h)
Interoceanica IV Finance Ltd.
4.14%                                     11/30/18                             2,760                              1,784 (b,d,h)
4.43%                                     11/30/25                             2,160                                996 (b,d,h)
JBS S.A.
9.38%                                     02/07/11                             1,690                              1,686
John Deere Capital Corp.
4.50%                                     04/03/13                             1,048                              1,054
JP Morgan Chase & Co.
7.00%                                     11/15/09                             3,965                              4,126 (h)
JP Morgan Chase Bank
5.88%                                     06/13/16                             3,190                              3,304 (h)
Kansas Gas & Electric
5.65%                                     03/29/21                               986                                954 (h)
Landsbanki Islands
3.79%                                     08/25/09                             3,245                              2,942 (b,h,i,l)
Lehman Brothers Holdings, Inc.
2.65%                                     12/23/08                               545                                530 (h,i)
3.98%                                     10/22/08                             1,201                              1,170 (h,i)
5.63%                                     01/24/13                             2,085                              2,013 (h)
Lippo Karawaci Finance BV
8.88%                                     03/09/11                             2,695                              2,530
Lukoil International Finance BV
6.36%                                     06/07/17                               915                                848 (b,h)
LyondellBasell Industries AF SCA
8.38%                                     08/15/15                             5,864                              4,281 (b,h)
Marfrig Overseas Ltd.
9.63%                                     11/16/16                             2,690                              2,569 (b,h)
Markel Corp.
7.35%                                     08/15/34                             1,096                              1,131 (h,l)
McDonald's Corp.
5.80%                                     10/15/17                             2,087                              2,172 (h)
6.30%                                     03/01/38                             3,133                              3,168 (h)
Mediacom LLC/Mediacom Capital Corp.
9.50%                                     01/15/13                             5,520                              5,078 (h)
Merck & Company, Inc.
5.75%                                     11/15/36                             1,589                              1,602 (h)
Metropolitan Life Global Funding I
4.25%                                     07/30/09                             3,910                              3,950 (b,h)
Midamerican Energy Holdings Co.
6.13%                                     04/01/36                             2,165                              2,093 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                     12/29/49                             3,070                              3,052 (l)
Morgan Stanley (Series F)
6.63%                                     04/01/18                             3,200                              3,229
Munich Re America Corp. (Series B)
7.45%                                     12/15/26                             1,935                              2,122 (h)
NAK Naftogaz Ukrainy
8.13%                                     09/30/09                             2,300                              2,228
Nakilat Inc.
6.07%                                     12/31/33                               430                                391 (b,h,l)
6.27%                                     12/31/33                             2,725                              2,431 (b,h,l)
Nelnet, Inc.
5.13%                                     06/01/10                             2,800                              2,716 (h,l)
NGPL PipeCo LLC
7.12%                                     12/15/17                             2,195                              2,271 (b)
Norfolk Southern Corp.
6.00%                                     04/30/08                               475                                476 (h)
8.63%                                     05/15/10                             3,125                              3,421 (h)
Norfolk Southern Railway Co.
9.75%                                     06/15/20                             2,360                              3,135 (h)
Northeast Utilities (Series B)
3.30%                                     06/01/08                             2,105                              2,104 (h)
Northern States Power
6.25%                                     06/01/36                             1,240                              1,257 (h)
NorthWestern Corp.
5.88%                                     11/01/14                             3,875                              3,905 (h)
OPTI Canada Inc.
8.25%                                     12/15/14                             2,725                              2,698
Pacific Bell Telephone Co.
7.13%                                     03/15/26                             1,063                              1,093 (h)
Pacific Gas & Electric Co.
5.80%                                     03/01/37                             2,045                              1,924
PanAmSat Corp.
9.00%                                     08/15/14                             4,725                              4,760 (h)
Pemex Finance Ltd.
9.03%                                     02/15/11                             4,044                              4,358 (h)
Pemex Project Funding Master Trust
6.13%                                     08/15/08                               108                                109
7.88%                                     02/01/09                             1,009                              1,045
Petrobras International Finance Co.
5.88%                                     03/01/18                             1,036                              1,000 (h)
PNC Preferred Funding Trust I
6.52%                                     12/31/49                             3,865                              2,783 (b,l)
Potomac Edison Co.
5.35%                                     11/15/14                             1,520                              1,534 (h)
Prudential Financial, Inc.
3.02%                                     06/13/08                             5,000                              4,995 (h,i)
Public Service Company of Colorado
7.88%                                     10/01/12                             3,330                              3,796 (h)
Puget Sound Energy, Inc.
3.36%                                     06/01/08                             2,120                              2,118 (h)
5.48%                                     06/01/35                             2,135                              1,789 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                     06/01/67                             3,750                              3,328 (h,l)
Rede Empresas de Energia Eletrica S.A.
11.13%                                    04/02/49                             2,695                              2,446 (b)
Rock-Tenn Co.
8.20%                                     08/15/11                             5,390                              5,525 (h)
Royal Bank of Scotland Group PLC
5.00%                                     10/01/14                             2,450                              2,303 (h)
RSHB Capital S.A.
6.30%                                     05/15/17                             1,735                              1,607 (b,h)
Sabine Pass LNG LP
7.25%                                     11/30/13                             3,225                              3,112
7.50%                                     11/30/16                             4,810                              4,642
Security Benefit Life Insurance
8.75%                                     05/15/16                             2,190                              2,364 (b,l)
Sierra Pacific Resources
8.63%                                     03/15/14                             2,689                              2,824 (h)
Skandinaviska Enskilda Banken AB
7.50%                                     03/29/49                             2,510                              2,585 (b,h,l)
Southern Copper Corp.
7.50%                                     07/27/35                               525                                538
Sovereign Capital Trust VI
7.91%                                     06/13/36                             3,995                              3,248 (h,l)
Sprint Capital Corp.
7.63%                                     01/30/11                             5,798                              5,363 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                     12/03/14                             3,730                              3,737 (l)
Stewart Enterprises, Inc.
6.25%                                     02/15/13                             2,715                              2,539 (h)
Telecom Italia Capital S.A.
6.20%                                     07/18/11                             3,491                              3,474
Telefonica Emisiones SAU
5.86%                                     02/04/13                             3,075                              3,105
Tesco PLC
5.50%                                     11/15/17                             2,800                              2,856 (b)
Titan Petrochemicals Group Ltd.
8.50%                                     03/18/12                             1,565                              1,127 (b)
TNK-BP Finance S.A.
6.63%                                     03/20/17                             1,355                              1,172 (b)
Transocean, Inc.
6.00%                                     03/15/18                             3,130                              3,205
Tronox Worldwide LLC
9.50%                                     12/01/12                             3,815                              3,262 (h)
UBS Preferred Funding Trust I
8.62%                                     10/29/49                             2,465                              2,451
Valspar Corp.
5.63%                                     05/01/12                             2,080                              2,092 (l)
Verizon Global Funding Corp.
7.25%                                     12/01/10                             3,889                              4,173
Verizon Pennsylvania, Inc.
8.35%                                     12/15/30                             1,350                              1,555 (h)
8.75%                                     08/15/31                             2,125                              2,549 (h)
VTB Capital S.A.
3.84%                                     08/01/08                             2,185                              2,160 (b,h,i)
Wachovia Corp. (Series K)
7.98%                                     12/31/49                             2,095                              2,058
Wal-Mart Stores, Inc.
5.80%                                     02/15/18                             2,086                              2,176
Weatherford International, Inc.
5.95%                                     06/15/12                             3,055                              3,203
Wells Fargo & Co.
5.63%                                     12/11/17                             1,045                              1,072
Wells Fargo Bank NA
5.95%                                     08/26/36                             1,320                              1,277 (h)
Westar Energy, Inc.
7.13%                                     08/01/09                             2,215                              2,311 (h)
Westlake Chemical Corp.
6.63%                                     01/15/16                             5,230                              4,576 (h)
                                                                                                                383,641

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.9%
Banc of America Alternative Loan Trust
6.50%                                     07/25/35                             2,126                              2,004 (h)
Banc of America Commercial Mortgage Inc.
5.32%                                     09/10/47                             3,131                              3,054 (h)
5.45%                                     01/15/49                             3,000                              2,916 (h)
Banc of America Commercial Mortgage Inc.
(Class C)
5.70%                                     04/10/17                             2,000                              1,369 (h,l)
Banc of America Funding Corp.
5.74%                                     03/20/36                             1,748                              1,850 (h,i,l)
5.82%                                     02/20/36                             2,981                              2,876 (h,l)
Banc of America Mortgage Securities Inc.
(Class B)
5.38%                                     01/25/36                             1,836                              1,440 (h,i)
5.55%                                     02/25/36                             1,387                              1,146 (h,i)
Bear Stearns Asset Backed Securities
Trust (Class A)
3.39%                                     07/25/36                            10,637                              9,949 (h,i)
Bear Stearns Commercial Mortgage
Securities
5.41%                                     03/11/39                             1,472                              1,462 (h)
5.48%                                     10/12/41                             4,563                              4,471 (h)
5.53%                                     10/12/41                             4,563                              4,324 (h)
6.02%                                     02/14/31                             3,506                              3,516 (h)
Bear Stearns Commercial Mortgage
Securities (Class A)
5.66%                                     06/11/40                            10,900                             10,682 (h)
Bear Stearns Commercial Mortgage
Securities (Class D)
5.99%                                     09/11/42                               700                                417 (b,h,l)
Citigroup Commercial Mortgage Trust
5.70%                                     12/10/49                             2,900                              2,889
Countrywide Alternative Loan Trust
5.98%                                     05/25/36                               651                                388 (h,l)
6.00%                                     03/25/36 - 08/25/36                  3,177                                540 (h,l)
Countrywide Alternative Loan Trust
(Class B)
6.00%                                     05/25/36 - 08/25/36                  1,976                                534 (h,l)
Credit Suisse Mortgage Capital
Certificates
5.47%                                     09/15/39                             3,967                              3,901 (h)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                     02/25/36                               981                                632 (h,l)
CS First Boston Mortgage Securities Corp.
6.84%                                     07/15/37                            51,165                              1,002 (b,d,h,l)
1.40%                                     03/15/35                            59,164                              1,474 (b,h,l)
5.25%                                     08/25/34                             1,246                              1,204 (h)
5.33%                                     10/25/35                             1,649                              1,105 (h,l)
DLJ Commercial Mortgage Corp.
6.24%                                     11/12/31                             5,082                              5,092 (h)
First Horizon Alternative Mortgage
Securities (Class B)
5.98%                                     05/25/36                               426                                130 (h,l)
First Union-Lehman Brothers-Bank of
America
6.56%                                     11/18/35                               548                                547 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                     05/15/35                             3,956                              3,954 (h)
6.47%                                     04/15/34                             1,986                              2,005 (h)
GMAC Commercial Mortgage Securities,
Inc. (Class X)
6.73%                                     12/10/41                            74,739                              1,212 (d,h,l)
Greenwich Capital Commercial Funding
Corp.
5.12%                                     04/10/37                             4,200                              4,174 (h)
GS Mortgage Securities Corp II (Class A)
5.80%                                     08/10/45                            10,400                             10,447 (h)
Impac CMB Trust
2.86%                                     04/25/35                             2,232                              1,700 (h,i)
Impac CMB Trust (Class 1)
2.96%                                     10/25/34                             2,382                              1,718 (h,i)
Impac Secured Assets CMN Owner Trust
(Class A)
2.85%                                     11/25/36                            11,080                              5,431 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                     01/25/36                               474                                306 (h,l)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                     01/25/36                               953                                817 (h,l)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.11%                                     01/12/39                            37,648                                981 (b,h,l)
6.06%                                     02/15/51                             7,160                              6,627
6.20%                                     02/12/51                             1,080                                658 (b,h,l)
6.47%                                     11/15/35                             5,391                              5,582 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                     09/15/27                             4,894                              4,787 (h)
6.23%                                     03/15/26                             3,000                              3,023 (h)
6.71%                                     01/18/12                            66,378                              1,374 (d,h,l)
10.04%                                    01/15/36                            22,389                              1,144 (b,d,h,l)
10.43%                                    10/15/35                            21,554                                800 (b,d,h,l)
11.11%                                    02/15/40                            28,468                                786 (d,h,l)
11.38%                                    03/15/36                            86,205                              2,034 (b,d,h,l)
11.58%                                    02/15/40                            52,085                                933 (b,d,h,l)
11.97%                                    09/15/39                            24,913                                385 (b,d,h,l)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                     12/15/30                             1,777                              1,826 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                     07/14/16                               750                                775 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
6.24%                                     07/15/40                             1,915                              1,120 (h,l)
LB-UBS Commercial Mortgage Trust (Class X)
7.22%                                     09/15/39                           141,751                              3,760 (d,h,l)
11.38%                                    12/15/39                            52,425                                772 (b,d,h,l)
14.42%                                    03/15/32                            54,884                                477 (d,h,l)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
3.08%                                     10/15/17                             7,000                              6,573 (b,h,i)
3.13%                                     10/15/17                             4,000                              3,746 (b,h,i)
MASTR Alternative Loans Trust
5.00%                                     08/25/18                             1,944                                297 (d,g,h)
6.50%                                     08/25/34 - 05/25/35                  9,833                              9,268 (h)
Merrill Lynch Mortgage Trust (Class A)
5.61%                                     05/12/39                             5,006                              4,987 (h)
Merrill Lynch/Countrywide Commercial
Mortgage Trust
5.42%                                     08/12/48                             3,300                              2,899
MLCC Mortgage Investors, Inc.
5.37%                                     02/25/36                             1,505                              1,257 (h)
Morgan Stanley Capital I
5.28%                                     12/15/43                             2,021                              1,965 (h)
5.33%                                     12/15/43                             2,021                              1,966 (h)
5.39%                                     11/12/41                             4,629                              3,698 (h)
5.44%                                     02/12/44                             2,017                              1,968 (b,h)
5.69%                                     04/15/49                            14,950                             14,721 (h)
5.71%                                     07/12/44                             3,000                              2,955 (h)
7.11%                                     04/15/33                               905                                916 (h)
Morgan Stanley Capital I (Class A)
5.36%                                     02/12/44                             3,039                              2,970 (h)
Morgan Stanley Dean Witter Capital I
(Class A)
5.72%                                     12/18/32                                53                                 54 (h)
6.54%                                     02/15/31                               331                                339 (h)
Mortgage Capital Funding Inc. (Class C)
6.73%                                     06/18/30                             2,046                              2,042 (h)
MortgageIT Trust (Class A)
2.90%                                     08/25/35                             4,607                              3,837 (h,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                     03/15/30                             1,083                              1,085 (h)
Opteum Mortgage Acceptance Corp.
2.90%                                     02/25/35                             1,612                              1,419 (h,i)
Puma Finance Ltd. (Class A)
2.76%                                     03/25/34                               987                                934 (h,i)
Residential Accredit Loans, Inc.
6.00%                                     01/25/36 - 04/25/36                  3,712                              1,955 (h,l)
6.04%                                     01/25/36                             1,023                                773 (h,l)
Residential Funding Mortgage Securities I
5.75%                                     01/25/36                               579                                397 (h)
5.75%                                     01/25/36                             1,156                                842 (h,l)
Sequoia Mortgage Trust
2.80%                                     06/20/34                               261                                261 (h,i)
Structured Asset Securities Corp.
(Class X)
20.30%                                    02/25/28                             6,623                                 33
Wachovia Bank Commercial Mortgage Trust
5.42%                                     04/15/47                            15,000                             14,637 (h)
5.74%                                     06/15/49                            10,400                             10,367 (h)
Wachovia Bank Commercial Mortgage Trust
(Class E)
5.90%                                     02/15/51                             6,030                              3,760 (l)
WaMu Mortgage Pass Through Certificates
2.93%                                     01/25/45                             1,203                                927 (h,i)
Wells Fargo Mortgage Backed Securities
Trust
5.39%                                     08/25/35                             4,150                              3,651 (h,i)
5.50%                                     01/25/36 - 03/25/36                  3,130                              2,108 (h)
Wells Fargo Mortgage Backed Securities
Trust (Class B)
5.50%                                     03/25/36                             2,920                              2,086 (h)
                                                                                                                252,215

SOVEREIGN BONDS - 0.4%
Government of Bahamas
6.63%                                     05/15/33                             2,400                              2,808 (b,h,l)
Government of Canada
7.50%                                     09/15/29                             3,115                              4,125
Government of Manitoba Canada
4.90%                                     12/06/16                             2,120                              2,265 (h)
Government of Panama
6.70%                                     01/26/36                             1,965                              1,999
                                                                                                                 11,197

TOTAL BONDS AND NOTES                                                                                         2,432,873
 (COST $2,464,119)

------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 10.6%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 7.9%
AESOP Funding II LLC (Class A)
2.66%                                     04/20/10                             5,000                              4,656 (b,h,i,l)
AmeriCredit Automobile Receivables Trust
3.16%                                     04/07/14                             8,250                              7,044 (i,l)
Arran Master Trust (Class A)
2.84%                                     12/15/10                             3,000                              2,965
Bayview Financial Acquisition Trust
(Class A)
3.35%                                     02/28/44                             3,996                              3,531 (i)
Chase Issuance Trust
2.83%                                     12/15/10                            10,000                             10,000 (i)
Chase Issuance Trust (Class A)
2.84%                                     11/15/11                            14,000                             13,820 (i)
Citibank Credit Card Issuance Trust
2.83%                                     12/15/10                             4,500                              4,472 (i)
3.15%                                     11/22/10                            10,000                              9,953 (i)
CNH Wholesale Master Note Trust (Class A)
2.93%                                     06/15/11                             2,000                              1,995 (i)
Countrywide Asset-Backed Certificates
2.71%                                     06/25/35                             2,341                              2,055 (i)
2.86%                                     07/25/34                             2,172                              2,120 (i)
3.46%                                     05/25/33                                35                                 34 (i)
Countrywide Asset-Backed Certificates
(Class 2)
3.20%                                     06/25/33                                20                                 18 (i)
Countrywide Asset-Backed Certificates
(Class A)
3.40%                                     03/25/33                               649                                596 (i)
Countrywide Home Equity Loan Trust
(Class 2)
3.06%                                     01/15/30                             4,830                              4,052 (i)
Discover Card Master Trust I
2.83%                                     04/15/10                             5,000                              4,906 (i)
Discover Card Master Trust I (Class A)
2.84%                                     05/15/11                             6,500                              6,463 (i)
First Franklin Mortgage Loan Asset
Backed Certificates
2.86%                                     11/25/36                             2,904                              2,553 (i)
First Franklin Mortgage Loan Asset
Backed Certificates (Class M)
3.05%                                     03/25/35                            10,000                              7,669 (i,l)
First Horizon Asset Back Trust (Class A)
2.82%                                     02/25/34                               841                                736 (h,i)
Fleet Home Equity Loan Trust (Class A)
3.36%                                     01/20/33                             1,438                              1,199 (i)
GMAC Mortgage Corp. Loan Trust
2.69%                                     08/25/35                             4,700                              4,676 (i,l)
Gracechurch Card Funding PLC
2.83%                                     06/15/10                             5,000                              4,992 (i)
Gracechurch Card Funding PLC (Class A)
2.83%                                     11/15/10                             2,500                              2,488 (i)
GSAA Trust
2.66%                                     10/25/36                             1,462                              1,298 (h,i)
2.85%                                     01/25/36                            10,000                              8,130 (i,l)
GSAMP Trust
2.75%                                     12/25/35                            10,910                             10,661 (i)
Hertz Vehicle Financing LLC
2.74%                                     02/25/10                             5,000                              4,849 (b,i,l)
Indymac Residential Asset Backed Trust
2.65%                                     11/25/36                             1,582                              1,557 (i)
2.71%                                     11/25/36                            10,449                              9,474 (i,l)
2.77%                                     10/25/35                             8,378                              8,319 (i)
Indymac Seconds Asset Backed Trust
2.70%                                     05/25/36                             3,411                              2,664 (i)
Irwin Home Equity Corp.
2.75%                                     02/25/36                               541                                386 (b,i)
JP Morgan Mortgage Acquisition Corp.
2.71%                                     01/25/36                             1,518                              1,509 (i)
Long Beach Mortgage Loan Trust
2.70%                                     05/25/36                             3,800                              3,606 (i,l)
2.88%                                     09/25/35                             2,477                              2,378 (i)
Nissan Auto Lease Trust
2.89%                                     02/15/13                            26,680                             25,938 (i)
Option One Mortgage Loan Trust (Class A)
3.44%                                     02/25/33                               392                                321 (i)
Residential Asset Mortgage Products,
Inc. (Class A)
3.16%                                     06/25/32                               101                                 99 (i)
Residential Asset Securities Corp.
2.70%                                     06/25/36                             3,000                              2,883 (i,l)
2.85%                                     01/25/36                             7,708                              6,738 (i)
Residential Asset Securities Corp.
(Class A)
3.18%                                     06/25/33                               103                                 90 (h,i)
Residential Funding Mortgage Securities
II Inc. (Class A)
2.81%                                     02/25/34                               155                                 87 (i)
Saxon Asset Securities Trust
2.71%                                     03/25/36                             8,346                              8,213 (i)
Wachovia Asset Securitization Inc.
(Class A)
2.82%                                     06/25/34                               906                                834 (i)
                                                                                                                203,027

CORPORATE NOTES - 0.7%
Countrywide Financial Corp.
3.24%                                     09/02/08                            12,000                             11,625 (i)
Morgan Stanley
3.21%                                     05/07/09                             6,260                              6,155 (i)
                                                                                                                 17,780

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Banc of America Large Loan Inc.
3.03%                                     03/15/22                            10,000                              9,351 (b,d,i)
Crusade Global Trust (Class A)
2.95%                                     09/18/34                             1,132                              1,130 (i)
Impac CMB Trust (Class 1)
2.96%                                     10/25/34                             2,881                              2,078 (h,i)
Impac Secured Assets CMN Owner Trust
2.99%                                     03/25/36                             3,597                              2,370 (i)
Interstar Millennium Trust (Class A)
3.05%                                     03/14/36                               770                                738 (i)
JP Morgan Alternative Loan Trust
2.66%                                     08/25/36 - 10/25/36                  6,347                              6,183 (i)
Medallion Trust (Class A)
3.12%                                     08/22/36                             2,118                              1,973 (i)
Morgan Stanley Capital I
3.36%                                     01/15/21                             9,000                              7,560 (b,i)
National RMBS Trust
2.65%                                     03/20/34                             1,102                                985 (i)
Nomura Asset Acceptance Corp.
2.73%                                     03/25/37                            12,538                             11,425 (i)
Residential Accredit Loans, Inc.
2.78%                                     07/25/36                             3,233                              2,079 (i)
Thornburg Mortgage Securities Trust
(Class A)
2.81%                                     12/25/35                             3,179                              3,171 (i)
3.28%                                     04/25/43                               613                                597 (i)
WaMu Mortgage Pass Through Certificates
2.94%                                     01/25/45                               926                                720 (i)
3.55%                                     07/25/44                             1,521                              1,347 (i)
                                                                                                                 51,707

TOTAL SECURITIES PURCHASED WITH                                                                                 272,514
COLLATERAL FROM SECURITIES ON LOAN
 (COST $293,897)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.5%
------------------------------------------------------------------------------------------------------------------------------------

OTHER INVESTMENTS - 0.2%
GEI Investment Fund                                                                                               5,020 (k)

OTHER INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES  ON LOAN - 0.3%
GEI Investment Fund                                                                                               8,331 (k)

TOTAL OTHER INVESTMENTS                                                                                          13,351
 (COST $17,117)

TOTAL INVESTMENT IN SECURITIES                                                                                2,718,738
 (COST $2,771,133)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 34.1%
------------------------------------------------------------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                            AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENTS - 25.1%
Federal Home Loan Bank Discount Notes
1.82%                                     04/15/08                          $147,000                            146,896 (d)
Federal Home Loan Mortgage Corp.
Discount Notes
1.50%                                     04/01/08                           278,136                            278,136 (d)
2.13%                                     05/09/08                           100,000                             99,775 (d)
U.S. Treasury Bill
1.70%                                     04/03/08                           120,000                            119,989 (d)
                                                                                                                644,796

TIME DEPOSIT - 0.4%
State Street Corp.
1.75%                                     04/01/08                             9,250                              9,250 (e)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 8.6%
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENTS - 8.5%
Federal Home Loan Bank Discount Notes
1.50%                                     04/01/08                          $ 20,000                             20,000 (d)
1.73%                                     05/16/08                           197,000                            196,576 (d)
                                                                                                                216,576

TIME DEPOSIT - 0.1%
State Street Corp.
1.75%                                     04/01/08                             3,217                              3,217 (e)

TOTAL SHORT-TERM INVESTMENTS                                                                                    873,839
 (COST $873,839)

TOTAL INVESTMENTS                                                                                             3,592,577
 (COST $3,648,972)

LIABILITIES IN EXCESS OF OTHER ASSETS,                                                                       (1,029,697)
NET - (40.2)%
                                                                                                           ------------
NET ASSETS - 100.0%                                                                                         $ 2,562,880
                                                                                                           ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The S&S Income Fund had the following long futures contracts open at March 31, 2008 (unaudited):

                                                                                                          UNREALIZED
                                                                       NUMBER OF     CURRENT NOTIONAL    APPRECIATION/
DESCRIPTION                                   EXPIRATION DATE          CONTRACTS           VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Euro Schatz Futures                              June 2008               2423           $401,233           $(2,917)
U.S. Treasury Notes 5Yr. Futures                 June 2008               1027            117,319               355

The S&S Income Fund had the following Short futures contracts open at March 31, 2008 (unaudited):

                                                                                                          UNREALIZED
                                                                       NUMBER OF     CURRENT NOTIONAL    APPRECIATION/
DESCRIPTION                                   EXPIRATION DATE          CONTRACTS           VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2Yr. Futures                 June 2008                390           $(83,716)          $   164
U.S. Treasury Notes 10Yr. Futures                June 2008                423            (50,317)                7
                                                                                                           -------
                                                                                                           $(2,391)
                                                                                                           =======

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2008 (unaudited)
--------------------------------------------------------------------------------

(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $153,173 or 5.98% of net assets for the GE S&S Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2008.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l)      Illiquid Securities

+ Percentages are based on net assets as of March 31, 2008.



Abbreviations:

ADR         American Depository Receipt
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be announced


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


S&S Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$690,447      $2,718,884      $183,246      $3,592,577
Other Financial
   Instruments  $ (2,394)     $-	      $-	    $   (2,394)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$176,204	$-
   Accrued discounts/premiums		$ (3,719)	$-
   Realized gain (loss)			$  1,596    $-
   Change in unrealized appreciation
                         (depreciation)	$ 10,313    $-
   Net purchases (sales)		$ 13,489    $-
   Net transfers in and out of Level 3  $(14,637)	$-
Balance at 3/31/08			$183,246    $-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   //S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  May 30, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  May 30, 2008